COVID 19 Risks and Uncertainties (Details) - Blade Urban Air Mobility [Member] - person	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Unusual or Infrequent Item, or Both [Line Items]
Number of passengers		16
Maximum
Unusual or Infrequent Item, or Both [Line Items]
Number of passengers	16